Other Intangible Assets - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	15 years 2 months 12 days
Intellectual property acquired from third parties	€ 4,000,000	€ 7,658,000
Amortization	27,562,000	6,081,000	5,300,000
Impairment charges	0	0	0
Intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property acquired from third parties	4,000,000	7,658,000
Amortization	2,135,000	800,000
Cost of sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	27,000,000	6,000,000	5,300,000
Research and development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 600,000	€ 100,000